Loans (Details) - Schedule of the Risk Category of Loans by Class of Loans - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Pass [Member]
Residential real estate
Loans receivable, gross	$ 307,391	$ 267,768
Special Mention [Member]
Residential real estate
Loans receivable, gross	854	896
Substandard [Member]
Residential real estate
Loans receivable, gross	7,196	7,448
Doubtful [Member]
Residential real estate
Loans receivable, gross
One- to four-family [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	234,765	210,830
One- to four-family [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross	170	194
One- to four-family [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross	5,141	5,408
One- to four-family [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Multi-family [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	19,067	13,682
Multi-family [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Multi-family [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross		570
Multi-family [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Construction [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	12,294	1,363
Construction [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Construction [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross
Construction [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Land [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	470	1,062
Land [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Land [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross
Land [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Nonresidential real estate [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	27,816	29,666
Nonresidential real estate [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross	684	702
Nonresidential real estate [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross	1,717	1,073
Nonresidential real estate [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Commercial and industrial [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	1,184	1,006
Commercial and industrial [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Commercial and industrial [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross
Commercial and industrial [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Farm [Member] | Pass [Member]
Residential real estate
Loans receivable, gross		1,068
Farm [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Farm [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross		270
Farm [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Farm [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	1,346
Farm [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Farm [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross
Farm [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Loans on deposits [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	855	891
Loans on deposits [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Loans on deposits [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross
Loans on deposits [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Home equity [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	8,879	7,548
Home equity [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Home equity [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross	338	122
Home equity [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Automobile [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	104	117
Automobile [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Automobile [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross
Automobile [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross
Unsecured [Member] | Pass [Member]
Residential real estate
Loans receivable, gross	611	535
Unsecured [Member] | Special Mention [Member]
Residential real estate
Loans receivable, gross
Unsecured [Member] | Substandard [Member]
Residential real estate
Loans receivable, gross		5
Unsecured [Member] | Doubtful [Member]
Residential real estate
Loans receivable, gross